Financial instruments and fair value disclosures (Details) - Financial assets at amortised cost - USD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of financial assets [line items]
Carrying value	$ 45,728	$ 55,865	$ 87,023
Fair value	45,728	55,865	87,023
Cash and cash equivalents
Disclosure of financial assets [line items]
Carrying value	44,455	48,966	86,966
Fair value	44,455	48,966	86,966
Trade and other receivables
Disclosure of financial assets [line items]
Carrying value	1,273	6,899	57
Fair value	$ 1,273	$ 6,899	$ 57